Exhibit 99.3

Exception Grades

Run Date - 1/29/2025 11:15:23 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
222019066		3158536363		31619570			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted]is over disclosed by $[Redacted]compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted]and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted])				Reviewer Comment (2024-09-12): [Redacted] received LOA. Buyer Comment (2024-09-11): Please see LOX, fee should be considered Non-APR.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019066		3158536363		31619571			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted]is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).				Reviewer Comment (2024-09-12): [Redacted] received LOA. Buyer Comment (2024-09-11): See attached LOX.	09/12/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019116		3158536370		31650795			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-09-13): Sufficient Cure Provided At Closing		09/13/2024		1	A	A	A	A	A	A	A	A	A	A		TN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222019209		3158536379		31648645			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of missing basement photos from appraisal. Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-09-13): Universal Product Exception Form in file, exception approved with comp factors.			09/13/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019209		3158536379		31650729			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence delivery of the report to the borrowers				Reviewer Comment (2024-09-16): proof of appraisal delivery received Buyer Comment (2024-09-16): Please review uploaded proof of delivery on [Redacted].	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222019209		3158536379		31655042			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence delivery of the report to the borrowers				Reviewer Comment (2024-09-16): proof of delivery received Buyer Comment (2024-09-16): Please review uploaded proof of delivery on [Redacted].	09/16/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222263419		3158536368		31987295			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[redacted] is over disclosed by $[redacted] compared to the calculated Amount Financed of $[redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of $[redacted]. Discrepancy is caused by: Exclusion of the following fee(s) from lender's calculation: Prepaid Interest ($[redacted]); Inclusion of the following fee(s) in lender's calculation: Title - Lien Search ($[redacted]); Title - Owners Title Insurance (Optional) (-$[redacted]).				Reviewer Comment (2024-12-02): SitusAMC received Letter of Explanation, Proof of mailing, copy of refund check and Corrected CD, Reviewer Comment (2024-11-05): Seller credit is a general credit. Direction indicates the credits would be applied to non-finance charges first then finance charges. Cure is required. Buyer Comment (2024-11-05): Do not concur - Please see seller credits iao $[redacted] on page 3 of CD		12/02/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263419		3158536368		31987296			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated Finance Charge of $[redacted] which exceeds the $[redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[redacted]. Due Diligence Finance Charge is $[redacted]. There is a variance of -$[redacted]. Discrepancy is caused by: Exclusion of the following fee(s) from lender's calculation: Prepaid Interest ($[redacted]); Inclusion of the following fee(s) in lender's calculation: Title - Lien Search ($[redacted]); Title - Owners Title Insurance (Optional) (-$[redacted]).				Reviewer Comment (2024-12-02): SitusAMC received Letter of Explanation, Proof of mailing, copy of refund check and Corrected CD, Buyer Comment (2024-12-02): Please review refund check, PC CD, LOE and POD Reviewer Comment (2024-11-05): Seller credit is a general credit. Direction indicates the credits would be applied to non-finance charges first then finance charges. Cure is required. Buyer Comment (2024-11-05): Do not concur - Please see seller credits iao $[redacted] on page 3 of CD		12/02/2024		2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263419		3158536368		31987298			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC). Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-10-28): Sufficient Cure Provided within 60 Days of Closing		10/28/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263437		3158536376		32054354			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the LE's, and was disclosed in Section B on Initial CD issued [Redacted] and Section C on Final CD issued [Redacted]. No valid Change of Circumstance evident. No cure was provided to the Borrower.				Reviewer Comment (2024-11-19): [Redacted] received Corrected CD and LOE to borrower moving borrower's attorney fee to proper section H Buyer Comment (2024-11-18): Please review LOE and PC CD Reviewer Comment (2024-11-18): [Redacted] PCCD and LOE moving attorney fee to section H. Buyer Comment (2024-11-14): please review LOE for attorney fee	11/19/2024			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263455		3158536380		32036201			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. A post-disaster inspection form provided indicates no damage to the subject property as of [Redacted] inspection date.				Reviewer Comment (2024-11-04): PDI received, with inspection date of [Redacted], showing no damage to the subject property.	11/04/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222263455		3158536380		32046597			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt.				Reviewer Comment (2024-11-06): appraisal acknowledgement received Buyer Comment (2024-11-06): See attached Appraisal Acknowledgment	11/06/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222263472		3158536382		32035629			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [redacted] missing evidence of receipt.				Reviewer Comment (2024-11-06): appraisal acknowledgement received Buyer Comment (2024-11-06): DO Not Concur - please review ack.	11/06/2024			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222263472	3158536382	32035721	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for After Hours Closing Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee added on Revised LE issued [redacted] with no valid Change of Circumstance evident. No cure was provided to the Borrower.	Reviewer Comment (2024-12-02): PCCD, LOX, refund check, and proof of delivery received.

Buyer Comment (2024-12-02): Please see attached PCCD, Refund check, LOE and Tracking.

Reviewer Comment (2024-11-19): SitusAMC received rebuttal that [redacted] LE was pre-application date and property address will be TBD and correspondent was an E-company.  However this does not give a valid reason for adding the Hybrid E Closing Fee to the [redacted] LE.  The [redacted] LE's were also a TBD with same lender.  There is no valid documentation and reason for adding this fee and lender's knowledge of the new fee.  Cure of Corrected CD, LOE to borrower copy of cure refund and proof of mailing required or would need to document the changed circumstance for adding this fee.

Buyer Comment (2024-11-18): The LE dated [redacted] was pre-application date.  Therefore, property address will be TBD.  The Correspondent Lender ([redacted]) is an E-company where they do all their business online.

Reviewer Comment (2024-11-18): SitusAMC agreed with the rebuttal. However, the Hybrid E closing fee was charged on LE dated [redacted] in which address is TBD. Kindly provide a supporting document when did the borrower opted for Hybrid E closing or provide cure docs. Cure documents consist of post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2024-11-14): Could this please be escalated for further review?  Initial Loan Estimate was given in Good Faith as hybrid fee would not have been added until property address was determined.

Reviewer Comment (2024-11-12): SitusAMC received rebuttal comment. However, the Hybrid E Closing fee added on LE dated [redacted] also reflects property address as "TBD" and the address is determined to add the fee is not valid reason to re-baseline this exception. Provide valid COC with supporting document for the Hybrid E closing fee added or Cure is required to borrower.

Buyer Comment (2024-11-08): Please review [redacted] CIC in file. The fee doesn't show when the address is TBD on the LE, when the address is determined and added to the LE, then it's valid for the fee to be added at that time.
																			12/02/2024		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222263626		3158536623		32024967			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. A post-disaster inspection form indicating no damage to the subject property dated [Redacted] after the disaster declaration was provided.				Reviewer Comment (2024-10-31): PDI received, with inspection date of [Redacted], showing no damage to the subject property.	10/31/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222263626		3158536623		32025070			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted] however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-11-04): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-11-04): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	11/04/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No